Description of Organization and Summary of Significant Accounting Policies (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Description of Organization and Summary of Significant Accounting Policies
Bitcoin (digital assets)	$ 9,916,000	$ 9,916,000	$ 2,961,790	$ 2,846,825		$ 10,600,000
Allowance for doubtful accounts receivable	239,431	239,431	273,333	0
Reserve for physical media inventory	0	0	0	0
Impairment of intangible assets		1,717	$ 4,000	5,065,413
Total book value	230,051
Net gain	734,127
Amortization period of content assets			10 years
Estimated economic useful lives of the domain names			30 years
Impairment of long lived assets write-down			$ 0	0
Allowance for doubtful notes receivable	$ 0	$ 0	0	0	$ 0
Pay-it-forward receipts offset against selling and marketing costs			$ 23,760,789	$ 0
Minimum
Description of Organization and Summary of Significant Accounting Policies
Renewal term			1 year
Maximum
Description of Organization and Summary of Significant Accounting Policies
Renewal term			5 years